Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 3,694	$ 2,716
Restricted cash (Note 4)	3	1,394
Accounts receivable (Note 5)	4,659	5,253
Inventories (Note 6)	3,329	5,139
Prepaid expenses	869	1,174
Total current assets	12,554	15,676
Non-current assets:
Property and equipment Other assets (Note 4 & 7)	1,611	1,640
Intangible assets (Note 4 & 8)	11,212	13,596
Goodwill (Note 4 & 9)	2,974	2,986
Other assets (Note 4)	57	156
Total non-current assets	15,854	18,378
Total assets	28,408	34,054
Current liabilities:
Accounts payable and accrued liabilities	6,668	6,979
Current portion of royalty obligation (Note 11)	423	362
Current portion of acquisition payable (Note 4 & 8)	634	637
Holdback payable (Note 4)		1,876
Current portion of contingent consideration (Note 4)	293	1,925
Current income taxes payable (Note 6)	114	164
Current portion of lease obligation (Note 4 & 12)	380	367
Total current liabilities	8,512	12,310
Non-current liabilities
Royalty obligation (Note 11)	65	335
Acquisition payable (Note 8)	591	1,132
Contingent consideration (Note 4)	40	51
Lease obligation (Note 4 & 12)	789	1,080
Total non-current liabilities	1,485	2,598
Total liabilities	9,997	14,908
Equity:
Share capital (Note 15 (b))	80,917	80,917
Contributed surplus	10,429	10,294
Accumulated other comprehensive loss	(6,640)	(6,497)
Deficit	(66,295)	(65,568)
Total Equity	18,411	19,146
Total liabilities and equity	28,408	34,054
Commitments and contingencies (Note 18(a) & 18(d))